Warrants to Purchase Common Stock (Details Narrative) - Gravitics Inc [Member] - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
WarrantsToPurchaseCommonStockLineItems [Line Items]
Share price	$ 4.89	$ 0.01
Default interest		$ 0.6
Default warrants	2,688,294	2,688,294	2,920,881
Default Warrants [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Default interest		$ 1.0
Default warrants		870,164
Minimum [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Debt interest rate		1.00%
Maximum [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Debt interest rate		3.00%
Service Provider [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Mar. 06, 2026
[custom:ClassOfWarrantOrRightDateFromWhichWarrantsOrRightsExpire]	Dec. 31, 2026
Warrant [Member] | Minimum [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Measurement input		0.005
Warrant [Member] | Maximum [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Measurement input		0.060
Warrant [Member] | Service Provider [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Number of common stock issued	4,794,604
Sale of common stock, price per share	$ 0.01
Fair Value Adjustment of Warrants	$ 20.5
Share price	$ 4.28
Warrant [Member] | Placement Agent Warrant [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Number of common stock issued	36,822
Sale of common stock, price per share	$ 5.38
Common Stock [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Share price	$ 4.28
Excercise of pre-funded warrants, shares		694,673
Common Stock [Member] | Minimum [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Debt interest rate		1.00%
Pre Fund Warrants [Member] | Service Provider [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Sale of common stock, price per share		$ 0.01